SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

Colomer Acquisition

On October 9, 2013, Products Corporation completed the Colomer Acquisition for a cash purchase price of $664.5 million, which Products Corporation financed with proceeds from the Acquisition Term Loans under the Amended Term Loan Facility. The Colomer Acquisition provides the Company with broad brand, geographic and channel diversification and substantially expands the Company’s business, providing distribution into new channels and cost synergy opportunities. In addition, the Colomer Acquisition offers opportunities for profitable growth by leveraging the combined Company's enhanced innovation capability and know-how.

For the three and nine months ended September 30, 2013, the Company has incurred $5.9 million and $6.3 million, respectively, of acquisition and related costs, which are included within SG&A expenses in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The results of operations related to the Colomer Acquisition will be included in the Company’s consolidated financial statements commencing on October 9, 2013, the date of the acquisition. The Company will account for the Colomer Acquisition as a business combination during the fourth quarter of 2013.

The Company’s purchase accounting for the Colomer Acquisition is incomplete; therefore the Company cannot disclose the allocation of the acquisition price to acquired assets and liabilities at this time. In addition, Colomer's results of operations prepared in accordance with U.S. GAAP for the period ending September 30, 2013 is currently unavailable and therefore the Company cannot disclose the pro forma revenues and earnings related to the Colomer Acquisition at this time.

Repayment of the Contributed Loan

Products Corporation is party to the Amended and Restated Senior Subordinated Term Loan Agreement, consisting of (i) the $58.4 million Non-Contributed Loan portion of the $107.0 million aggregate principal amount of the Amended and Restated Senior Subordinated Term Loan, which at September 30, 2013, remained owing from Products Corporation to various third parties, and which matures on October 8, 2014, and (ii) the $48.6 million Contributed Loan portion of the $107.0 million aggregate principal amount of the Amended and Restated Senior Subordinated Term Loan that MacAndrews & Forbes contributed to Revlon, Inc. in connection with the October 2009 consummation of Revlon, Inc.’s exchange offer, which as of September 30, 2013, remained due from Products Corporation to Revlon, Inc. Products Corporation paid to Revlon, Inc. at maturity on October 8, 2013 the $48.6 million aggregate principal amount outstanding under the Contributed Loan.

22.    SUBSEQUENT EVENTS

Insurance Settlement on Loss of Inventory

In January 2013, the Company received additional insurance proceeds of $3.4 million from its insurers in connection with the June 5, 2011 fire at the Company’s facility in Venezuela. These additional proceeds relate to the settlement of the Company’s claim for the loss of inventory. The $3.4 million of proceeds were in addition to $3.7 million received in 2012 and $4.7 million received in 2011, for a total settlement amount of $11.8 million for the loss of inventory, of which $3.5 million was recognized as income from insurance recoveries in the second quarter of 2011. As a result of the final settlement of the claim for the loss of inventory, the Company will recognize a gain from insurance proceeds of $8.3 million in the first quarter of 2013.

The final amount and timing of the remaining insurance recovery is still currently unknown. For further discussion, see Note 1, “Summary of Significant Accounting Policies – Other Events—Fire at Revlon Venezuela Facility.”

2013 Senior Notes Refinancing

5 3/4% Senior Notes

On February 8, 2013, Products Corporation successfully completed its previously-announced offering, pursuant to an exemption from registration under the Securities Act, of $500 million aggregate principal amount of 5 3/4% Senior Notes due 2021 (the “5 3/4% Senior Notes”). The 5 3/4% Senior Notes are unsecured, were issued to investors at par and mature on February 15, 2021.

The 5 3/4% Senior Notes were issued pursuant to an Indenture (the “Indenture”), dated as of February 8, 2013 (the “Closing Date”), by and among Products Corporation, Products Corporation’s domestic subsidiaries (the “Guarantors”), which also currently guarantee Products Corporation’s 2011 Term Loan Facility and 2011 Revolving Credit Facility, and U.S. Bank National Association, as trustee. The Guarantors have issued guarantees (the “Guarantees”) of Products Corporation’s obligations under the 5 3/4% Senior Notes and the Indenture on a senior unsecured basis. The holders of the 5 3/4% Senior Notes and the Guarantees will have certain registration rights pursuant to a Registration Rights Agreement, dated as of the Closing Date, by and among Products Corporation, the Guarantors and the representatives of the several initial purchasers of the 5 3/4% Senior Notes.

Products Corporation used the net proceeds from the offering to: (i) pay the tender offer consideration, including applicable consent payments, in connection with Products Corporation’s previously-announced cash tender offer to purchase any and all of the $330 million outstanding aggregate principal amount of its 9 3/4% Senior Secured Notes due November 2015; (ii) pay the applicable premium and accrued interest, along with related fees and expenses, on the 9 3/4% Senior Secured Notes that are subsequently redeemed by Products Corporation following the tender offer; and (iii) pay applicable fees and expenses incurred in connection with the offering, the tender offer and any redemption. Products Corporation expects to use the remaining balance available for general corporate purposes, including debt reduction transactions such as repaying a portion of its 2011 Term Loan Facility due November 2017 and repaying the Contributed Loan Portion of its Amended and Restated Senior Subordinated Term Loan at maturity in October 2013.